Shareholders' equity	12 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Shareholders' equity	Shareholders' equity
(i)Share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value. As at June 30, 2023 and 2022, the Company’s issued and outstanding common shares consist of the following:

		June 30	June 30
	Note	2023	2022
		#	#
Shares issued and outstanding:
Outstanding, beginning of the year		21,439,632	19,021,642
Shares issued for business combinations	20	—	1,494,536
Shares issued as installment for shares to be issued		11,838,457	857,142
Shares purchased and cancelled		(108,622)	—
Shares returned from escrow and cancelled	4	(142,124)	—
Shares issued upon exercise of options		11,024	66,340
Rounding of fractional shares in 2021 after share consolidation		—	(28)
Outstanding, end of the year		33,038,367	21,439,632
On March 31, 2021, the Company acquired StarBlue Inc. and issued 3,018,685 common shares valued in the amount of $66,873 as part of the consideration, and 18,456 common shares valued in the amount of $330 as part of the acquisition costs. Under the terms of the agreement, a further 12,695,599 common shares valued in the amount of $192,102 were to be issued in installments commencing on April 1, 2022. As of June 30, 2023, 12,695,599 common shares have been issued to StarBlue sellers in accordance with the installment schedule defined in the amended share purchase agreement and the related amendment to accelerate the issuance of these shares. Following this issuance, the Company has no further obligation to issue any additional shares in connection with the StarBlue acquisition.
During the year ended June 30, 2023, a total of 11,024 (June 30, 2022 – 66,340) options were exercised for cash consideration of $44 (June 30, 2022 - $532), and the Company recorded a charge of $23 (June 30, 2022 – $267) from contributed surplus to share capital.

In the fourth quarter of fiscal 2022, the Company announced its intention to make an Normal Course Issuer Bid (“NCIB”) with respect to its Shares. Pursuant to the NCIB, Sangoma may, during the 12-month period commencing June 23, 2022 and ending no later than June 22, 2023, purchase up to 1,071,981 shares, representing 5% of the total number of 21,439,632 Shares outstanding, through the facilities of the TSX, the Nasdaq Global Select Market or alternative Canadian trading systems. Under the term of the NCIB, during the year ended June 30, 2023, the Company purchased a total of 103,122 common shares (June 30, 2022 - nil ) at an average price of $5.42 per share, for total consideration of $559. During the year ended June 30, 2023, the total of 103,122 of those common shares were settled and cancelled along with 5,500 common shares that were purchased in the fourth fiscal quarter of 2022 and cancelled in 2023, and the company recorded a total reduction of $605 (June 30, 2022 - nil) in share capital for the value of share repurchased.
(ii)    Share based payments

On December 13, 2022, the Corporation’s shareholders approved the Omnibus Equity Incentive Plan (the “Plan”), which replaces the previous share option plan (the “Legacy Plan”). No further grants will be made under the Legacy Plan.
For the year ended June 30, 2023, the Company recognized share-based compensation expense in the amount of $3,100 (June 30, 2022 - $9,929).
Stock Options

Under the Plan (and previously under the Legacy Plan), employees are periodically granted share options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant or the volume weighted average trading price per share on the TSX during the five trading days immediately preceding the grant date. The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Corporation’s daily share price fluctuated over a period commensurate with the expected life of the options. During the year ended June 30, 2023, the Corporation did not grant any options (June 30, 2022 – 590,211).

The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2021	1,587,310	19.55
Granted	590,211	13.92
Exercised	(66,340)	(8.07)
Forfeited	(290,644)	(17.80)
Cancelled	(612,497)	(27.10)
Rounding of fractional shares	(132)	—
Balance, June 30, 2022	1,207,908	14.02
Exercised	(11,024)	(3.87)
Expired	(171,133)	(13.80)
Forfeited	(302,700)	(15.56)
Balance, June 30, 2023	723,051	13.58
The key assumptions used to fair value the grants were as follows:

	June 30	June 30
	2023	2022

Share price	—	$8.47 - $18.62
Exercise price	—	$8.47 -$18.62
Expected volatility	—	57.63% -60.16%
Expected option life	0 years	4.5 - 5 years
Risk-free interest rate	—	0.78% - 2.58%

The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30, 2023			June 30, 2022
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$3.01 - $5.00	—	—	0	26,080	23,299	0.50
$5.01 - $7.00	67,012	60,539	0.49	74,224	51,881	1.49
$7.01 - $9.00	210,125	53,001	4.00	249,500	—	5.00
$9.01 - $12.00	107,039	66,270	1.93	219,382	104,313	2.93
$12.01 - $15.00	55,000	17,190	3.75	55,000	—	4.75
$15.01 - $18.00	157,897	79,105	3.00	183,106	45,808	4.00
$18.01 - $20.00	22,856	10,012	3.00	285,711	—	4.23
$20.01 - $27.00	103,122	58,131	2.61	114,905	35,951	3.61
	723,051	344,248	2.90	1,207,908	261,252	3.84

The following table summarizes information about the DSUs, RSUs and PSUs granted and forfeited during the year ended June 30, 2023.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2022	—	—	—	—
Awards granted during the year	66,391	302,500	352,500	721,391
Awards forfeited during the year	—	(172,500)	(222,500)	(395,000)
Awards outstanding June 30, 2023	66,391	130,000	130,000	326,391

The average fair value of each DSU issued during the year ended June 30, 2023 is $3.52 per share (June 30, 2022 - nil).

The fair value of each RSU is $4.20 per share.

The fair value of each of the PSUs tied to non-market based performance targets is $4.20 per share. The fair value of each of the PSUs tied to market-based performance targets is $3.69 per share using the Monte Carlo simulation. The key assumptions used in the Monte Carlo simulation are:

	June 30, 2023	June 30, 2022
Share price	3.69	—
Expected volatility	60.00%	—
Time to expiry	2.52 years	0 years
Risk-free interest rate	4.08%	—
Loss per shareBoth the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30	June 30
	2023	2022
Number of shares:
Weighted average number of shares outstanding	33,118,980	19,636,797
Shares to be issued	—	11,838,457
Weighted average number of shares used in basic earnings per share	33,118,980	31,475,254
Weighted average number of shares used in diluted earnings per share	33,118,980	31,475,254

Net loss for the period	$(29,026)	$(110,780)

Loss per share
Basic loss per share	$(0.88)	$(3.52)
Diluted loss per share	$(0.88)	$(3.52)